Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

12. GOODWILL

The following is a continuity of the Company’s goodwill by segment:

	North
	America	Europe	Asia	Total
Balance, December 31, 2013	$654	$644	$129	$1,427
Acquisitions [note 8]	3	—	—	3
Foreign exchange and other	(24)	(67)	(2)	(93)

Balance, December 31, 2014	633	577	127	1,337
Acquisitions [note 8]	—	13	107	120
Foreign exchange and other	(43)	(65)	(5)	(113)

Balance, December 31, 2015	$590	$525	$229	$1,344